Income taxes - Tax effects of the significant components of temporary differences (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Taxes
Accounts Receivable	$ 916	$ 1,310
Goodwill		1,217
Fixed assets, net		1,670
Accrued expenses	3,735	3,417
Deferred revenues	3,570	915
Other assets	9,655	4,700
Unrealized gain/loss	74	528
Debt issuance costs	1,199
Operating losses and tax attributes	135,219	94,571
Total deferred tax assets	154,368	108,328
Valuation allowances	(133,856)	(92,812)
Net deferred tax assets	20,512	15,516
Other identifiable intangible assets, net	(43,247)	(57,082)
Other liabilities	(7,785)	(3,286)
Goodwill	(42)
Fixed Assets, net	(238)
Debt Issuance Costs		(116)
Total deferred tax liabilities	(51,312)	(60,484)
Net deferred tax liabilities	$ (30,800)	$ (44,968)